Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
COMMON STOCKS — 98.1%
AUSTRALIA — 1.8%
Cleanspace Holdings Ltd.*	186,083	$76,178
Netwealth Group Ltd.	51,187	396,275
Vulcan Energy Resources Ltd.*	18,420	86,651
		559,104
BELGIUM — 1.0%
Biocartis Group NV*	21,494	18,211
Melexis NV	4,337	293,409
		311,620
CANADA — 4.2%
Docebo, Inc.*	11,764	317,658
Kinaxis, Inc.*	10,400	1,031,982
		1,349,640
CHINA — 4.3%
Airtac International Group	59,229	1,355,116
DENMARK — 1.5%
ALK-Abello A/S*	29,967	472,273
FINLAND — 0.4%
Nanoform Finland PLC*	43,862	135,194
FRANCE — 1.0%
Cellectis SA ADR*	22,950	52,556
Cellectis SA*	506	1,186
ESI Group*	3,740	260,242
		313,984
GERMANY — 3.8%
Aumann AG	9,501	101,613
Auto1 Group SE*	27,875	174,274
Hypoport SE*	4,571	403,475
New Work SE	2,601	311,118
Tonies SE, Class A *	37,076	170,781
Veganz Group AG*	2,160	34,929
		1,196,190
HONG KONG — 1.1%
Hypebeast Ltd.*	1,405,000	105,075
Johnson Electric Holdings Ltd.	253,000	252,559
		357,634
INDIA — 1.3%
CreditAccess Grameen Ltd.*	34,432	417,657
IRELAND — 1.4%
Keywords Studios PLC	18,044	460,298
ISRAEL — 3.1%
Maytronics Ltd.	59,605	734,962
Nayax Ltd.*	10,998	260,959
		995,921
ITALY — 8.3%
Brunello Cucinelli SpA	28,334	1,370,264
Reply SpA	8,317	866,290
Technogym SpA	65,281	406,720
		2,643,274
JAPAN — 28.3%
Anicom Holdings, Inc.	32,700	128,254
Bengo4.com, Inc.*	16,500	407,666
COLOPL, Inc.	58,600	275,374
Demae-Can Co., Ltd.*	24,000	91,335

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
JAPAN (continued)
DMG Mori Co., Ltd.	35,400	$404,307
eGuarantee, Inc.	31,200	538,977
GA Technologies Co., Ltd.*	32,300	375,514
Infomart Corp.	72,100	217,729
Inter Action Corp.	11,600	122,044
Iriso Electronics Co., Ltd.	14,900	407,453
Istyle, Inc.*	77,700	263,206
JMDC, Inc.	10,900	356,904
Kamakura Shinsho Ltd.	61,700	359,683
Katitas Co., Ltd.	34,100	759,211
KH Neochem Co., Ltd.	15,200	278,067
Kitanotatsujin Corp.	112,500	200,348
Locondo, Inc.*	22,300	174,789
Megachips Corp.	36,300	632,745
Optex Group Co., Ltd.	22,200	325,709
Outsourcing, Inc.	43,100	325,804
Raksul, Inc.*	39,200	671,864
Sansan, Inc.*	27,900	243,595
Shima Seiki Manufacturing Ltd.	18,800	261,695
Snow Peak, Inc.	15,500	234,086
Tsugami Corp.	72,000	581,329
Uzabase, Inc.*	12,100	54,438
WealthNavi, Inc.*	32,000	348,975
		9,041,101
NEW ZEALAND — 0.5%
Volpara Health Technologies Ltd.*	431,821	153,004
SOUTH KOREA — 3.3%
Cafe24 Corp.*	12,492	92,842
Douzone Bizon Co., Ltd.	19,000	409,298
Koh Young Technology, Inc.	62,882	550,738
		1,052,878
SWEDEN — 10.6%
AddTech AB, B Shares	71,154	934,726
Avanza Bank Holding AB	76,002	1,158,095
Bactiguard Holding AB*	10,704	91,368
Cellavision AB	5,038	114,635
HMS Networks AB	17,292	468,141
Paradox Interactive AB	21,485	342,734
Storytel AB*	14,833	43,964
VNV Global AB*	57,420	115,862
Xvivo Perfusion AB*	9,427	113,631
		3,383,156
SWITZERLAND — 5.0%
Bossard Holding AG	2,597	442,081
Sensirion Holding AG*	10,021	815,803
u-blox Holding AG*	2,849	345,018
		1,602,902
TAIWAN — 8.0%
ASPEED Technology, Inc.	10,100	555,880
Chroma ATE, Inc.	140,000	787,688
Global Unichip Corp.	59,000	1,085,023
TCI Co., Ltd.	35,148	137,567
		2,566,158
UNITED KINGDOM — 8.1%
Alpha FX Group PLC	22,681	430,516
Angle PLC*	182,946	136,860
dotdigital group PLC	209,497	198,827

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
UNITED KINGDOM (continued)
FD Technologies PLC*	21,590	$343,274
Games Workshop Group PLC	6,972	445,815
Hotel Chocolat Group PLC*	54,935	73,912
Molten Ventures PLC*	46,308	155,240
Naked Wines PLC*	78,682	73,016
Team17 Group PLC*	66,494	276,187
Victoria PLC*	93,939	464,652
		2,598,299
UNITED STATES — 1.1%
Burford Capital Ltd.	45,466	335,767
TOTAL INVESTMENTS — 98.1%
(cost $49,840,329)		$31,301,170
Other assets less liabilities — 1.9%		596,370
NET ASSETS — 100.0%		$31,897,540

*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford International Smaller Companies Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$4,003,748	$27,297,422	$–	$31,301,170
Total	$4,003,748	$27,297,422	$–	$31,301,170

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.